OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

As at December 31 (millions of dollars)	2025	2024
Prepaid expenses and other assets	92	94
Materials and supplies	31	29
Regulatory assets (Note 11)	10	42
	133	165